Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

Organization and Line of Business

Novo Integrated Sciences, Inc. (“Novo Integrated” or the “Company”) was incorporated in Delaware on November 27, 2000, under the name Turbine Truck Engines, Inc. On February 20, 2008, the Company was re-domiciled to the State of Nevada. Effective July 12, 2017, the Company’s name was changed to Novo Integrated Sciences, Inc. When used herein, the terms the “Company,” “we,” “us” and “our” refer to Novo Integrated and its consolidated subsidiaries.

The Company owns Canadian and U.S. subsidiaries which provide, or intend to provide, essential and differentiated solutions to the delivery of multidisciplinary primary care and related wellness products through the integration of medical technology, interconnectivity, advanced therapeutics, diagnostic solutions, unique personalized product offerings, and rehabilitative science.

We believe that “decentralizing” healthcare, through the integration of medical technology and interconnectivity, is an essential solution to the rapidly evolving fundamental transformation of how non-catastrophic healthcare is delivered now and how it will be delivered in the future. Specific to non-critical care, ongoing advancements in both medical technology and inter-connectivity are allowing for a shift of the patient/practitioner relationship to the patient’s home and away from on-site visits to primary medical centers with mass-services. This acceleration of “ease-of-access” in the patient/practitioner interaction for non-critical care diagnosis and subsequent treatment minimizes the degradation of non-critical health conditions to critical conditions as well as allowing for more cost-effective and efficient healthcare distribution.

The Company’s decentralized healthcare business model is centered on three primary pillars to best support the transformation of non-catastrophic healthcare delivery to patients and consumers:

●	First Pillar – Service Networks: Deliver multidisciplinary primary care services through (i) an affiliate network of clinic facilities, (ii) small and micro footprint sized clinic facilities primarily located within the footprint of box-store commercial enterprises, (iii) clinic facilities operated through a franchise relationship with the Company, and (iv) corporate operated clinic facilities.

●	Second Pillar – Technology: Develop, deploy, and integrate sophisticated interconnected technology, interfacing the patient to the healthcare practitioner thus expanding the reach and availability of the Company’s services, beyond the traditional clinic location, to geographic areas not readily providing advanced, peripheral based healthcare services, including the patient’s home.

●	Third Pillar – Products: Develop and distribute effective, personalized health and wellness product solutions allowing for the customization of patient preventative care remedies and ultimately a healthier population. The Company’s science-first approach to product innovation further emphasizes our mandate to create and provide over-the-counter preventative and maintenance care solutions.

Innovation through science, combined with the integration of sophisticated, secure technology, assures Novo Integrated of continued cutting edge advancement in patient first platforms.

On April 25, 2017 (the “Effective Date”), we entered into a Share Exchange Agreement (the “Share Exchange Agreement”) by and between (i) Novo Integrated; (ii) Novo Healthnet Limited, a wholly owned subsidiary of the Company (“NHL”), (iii) ALMC-ASAP Holdings Inc. (“ALMC”); (iv) Michael Gaynor Family Trust (the “MGFT”); (v) 1218814 Ontario Inc. (“1218814”) and (vi) Michael Gaynor Physiotherapy Professional Corp. (“MGPP,” and together with ALMC, MGFT and 1218814, the “NHL Shareholders”). Pursuant to the terms of the Share Exchange Agreement, Novo Integrated agreed to acquire, from the NHL Shareholders, all of the shares of both common and preferred stock of NHL held by the NHL Shareholders in exchange for the issuance, by Novo Integrated to the NHL Shareholders, of Novo Integrated common stock such that following the closing of the Share Exchange Agreement, the NHL Shareholders would own 16,779,741 restricted shares of Novo Integrated common stock, representing 85% of the issued and outstanding Novo Integrated common stock, calculated including all granted and issued options or warrants to acquire Novo Integrated common stock as of the Effective Date, but to exclude shares of Novo Integrated common stock that are subject to a then-current Regulation S offering that was undertaken by Novo Integrated (the “Exchange”).

On May 9, 2017, the Exchange closed and, as a result, NHL became a wholly owned subsidiary of Novo Integrated. The Exchange was accounted for as a reverse acquisition under the purchase method of accounting since NHL obtained control of Novo Integrated Sciences, Inc. Accordingly, the Exchange was recorded as a recapitalization of NHL, with NHL being treated as the continuing entity. The historical financial statements presented are the financial statements of NHL. The Share Exchange Agreement was treated as a recapitalization and not as a business combination; therefore, no pro forma information is disclosed. At the closing date of the Exchange, the net assets of the legal acquirer, Novo Integrated Sciences, Inc., were $6,904.

Reverse Stock Split

On February 1, 2021, the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. Unless otherwise noted, the share and per share information in this report have been retroactively adjusted to give effect to the 1-for-10 reverse stock split.

Impact of COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) emerged in Wuhan, Hubei Province, China. On March 17, 2020, as a result of COVID-19 pandemic having been reported throughout both Canada and the United States, certain national, provincial, state and local governmental authorities issued proclamations and/or directives aimed at minimizing the spread of COVID-19. Accordingly, on March 17, 2020, the Company closed all corporate clinics for all in-clinic non-essential services to protect the health and safety of its employees, partners, and patients. Commencing in May 2020, the Company was able to begin providing some services, and was fully operational again in June 2020. As of May 31, 2022, all corporate clinics were open and operational, with staffing shortages in some facilities due to ongoing COVID-19 residual impact, while following all mandated guidelines and protocols from Health Canada, the Ontario Ministry of Health, and the respective disciplines’ regulatory Colleges to ensure a safe treatment environment for our staff and clients, and our eldercare operations are fully operational. In addition, Acenzia Inc. (“Acenzia”), Terragenx Inc. (“Terragenx”), PRO-DIP, LLC (“PRO-DIP”), and Clinical Consultants International LLC (“CCI”), each of which is a wholly owned subsidiary of Novo Integrated, are open and fully operational, with staffing shortages due to ongoing COVID-19 residual impact, while following all local, state, provincial, and national guidelines and protocols related to minimizing the spread of the COVID-19 pandemic.

Canadian federal and provincial COVID-19 governmental proclamations and directives, including interprovincial travel restrictions, have presented unprecedented challenges to launching our Harvest Gold Farms and Kainai Cooperative joint ventures during the period ended May 31, 2022. The Company intends to commence pilot projects for each joint venture in the period ended August 31, 2022. These joint ventures relate to the development, management, and arrangement of medicinal farming projects involving industrial hemp for medicinal Cannabidiol (CBD) applications.

While all of the Company’s business units are operational at the time of this filing, any future impact of the COVID-19 pandemic on the Company’s operations remains unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including, but not limited to, (i) the duration of the COVID-19 outbreak and additional variants that may be identified, (ii) new information which may emerge concerning the severity of the COVID-19 pandemic, and (iii) any additional preventative and protective actions that governments, or the Company, may direct, which may result in an extended period of continued business disruption, reduced patient traffic, and reduced operations.

For more on the financial impact of COVID-19 on the Company, see “—Liquidity and Capital Resources—Financial Impact of COVID-19” of this quarterly report on Form 10-Q.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements were prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. The information furnished herein reflects all adjustments, consisting only of normal recurring adjustments, which in the opinion of management, are necessary to fairly state the Company’s financial position, the results of its operations, and cash flows for the periods presented. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with U.S. GAAP were omitted pursuant to such rules and regulations.

The financial information contained in this report should be read in conjunction with our Annual Report on Form 10-K for the fiscal year ended August 31, 2021, that the Company filed on December 14, 2021. The results of operations for the nine months ended May 31, 2022 are not necessarily indicative of the results for the fiscal year ending August 31, 2022. The Company’s Canadian subsidiaries’ functional currency is the Canadian Dollar (“CAD”); however, the accompanying unaudited condensed consolidated financial statements were translated and presented in United States Dollars (“$” or “USD”).

Foreign Currency Translation

The accounts of the Company’s Canadian subsidiaries are maintained in CAD. The accounts of these subsidiaries are translated into USD in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Transaction, with the CAD as the functional currency. According to ASC Topic 830, all assets and liabilities are translated at the exchange rate on the balance sheet date, stockholders’ equity is translated at historical rates and statement of operations items are translated at the weighted average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with ASC Topic 220, Comprehensive Income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the condensed consolidated statement of operations and comprehensive loss. The following table details the exchange rates used for the respective periods:

	May 31, 2022	May 31, 2021	August 31, 2021

Period end: CAD to USD exchange rate	$0.7910	$0.8284	$0.7917
Average period: CAD to USD exchange rate	$0.7897	$0.7834	$0.7885

Note 1 - Organization and Basis of Presentation

Organization and Line of Business

Novo Integrated Sciences, Inc. (“Novo Integrated”) was incorporated in Delaware on November 27, 2000, under the name Turbine Truck Engines, Inc. On February 20, 2008, the Company was re-domiciled to the State of Nevada. Effective July 12, 2017, the Company’s name was changed to Novo Integrated Sciences, Inc. When used herein, the terms the “Company,” “we,” “us” and “our” refer to Novo Integrated and its consolidated subsidiaries.

The Company owns Canadian and U.S. subsidiaries which provide, or intend to provide, essential and differentiated solutions to the delivery of multidisciplinary primary care and related wellness products through the integration of medical technology, interconnectivity, advanced therapeutics, unique personalized product offerings, and rehabilitative science. For the period ended August 31, 2021, the Company’s revenue was generated primarily through its wholly owned Canadian subsidiary, Novo Healthnet Limited (“NHL”), which provides our services and products through both clinic and eldercare related operations.

We believe that “decentralizing” healthcare, through the integration of medical technology and interconnectivity, is an essential solution to the rapidly evolving fundamental transformation of how non-catastrophic healthcare is delivered both now and in the future. Specific to non-critical care, ongoing advancements in both medical technology and inter-connectivity are allowing for a shift of the patient/practitioner relationship to the patient’s home and away from on-site visits to primary medical centers with mass-services. This acceleration of “ease-of-access” in the patient/practitioner interaction for non-critical care diagnosis and subsequent treatment minimizes the degradation of non-critical health conditions to critical conditions as well as allowing for more cost-effective and efficient healthcare distribution.

The Company’s decentralized healthcare business model is centered on three primary pillars to best support the transformation of non-catastrophic healthcare delivery to patients and consumers:

●	First Pillar: Service Networks. Deliver multidisciplinary primary care services through (i) an affiliate network of clinic facilities, (ii) small and micro footprint sized clinic facilities primarily located within the footprint of box-store commercial enterprises, (iii) clinic facilities operated through a franchise relationship with the Company, and (iv) corporate operated clinic facilities.

●	Second Pillar: Technology. Develop, deploy, and integrate sophisticated interconnected technology, interfacing the patient to the healthcare practitioner thus expanding the reach and availability of the Company’s services, beyond the traditional clinic location, to geographic areas not readily providing advanced, peripheral based healthcare services, including the patient’s home.

●	Third Pillar: Products. Develop and distribute effective, personalized health and wellness product solutions allowing for the customization of patient preventative care remedies and ultimately a healthier population. The Company’s science-first approach to product innovation further emphasizes our mandate to create and provide over-the-counter preventative and maintenance care solutions.

Innovation through science combined with the integration of sophisticated, secure technology assures Novo Integrated Sciences of continued cutting edge advancement in patient first platforms.

On April 25, 2017 (the “Effective Date”), we entered into a Share Exchange Agreement (the “Share Exchange Agreement”) by and between (i) Novo Integrated; (ii) NHL, (iii) ALMC-ASAP Holdings Inc. (“ALMC”); (iv) Michael Gaynor Family Trust (the “MGFT”); (v) 1218814 Ontario Inc. (“1218814”) and (vi) Michael Gaynor Physiotherapy Professional Corp. (“MGPP,” and together with ALMC, MGFT and 1218814, the “NHL Shareholders”). Pursuant to the terms of the Share Exchange Agreement, Novo Integrated agreed to acquire, from the NHL Shareholders, all of the shares of both common and preferred stock of NHL held by the NHL Shareholders in exchange for the issuance, by Novo Integrated to the NHL Shareholders, of shares of Novo Integrated’s common stock such that following the closing of the Share Exchange Agreement, the NHL Shareholders would own 16,779,741 restricted shares of Novo Integrated common stock, representing 85% of the issued and outstanding Novo Integrated common stock, calculated including all granted and issued options or warrants to acquire Novo Integrated common stock as of the Effective Date, but to exclude shares of Novo Integrated common stock that are subject to a then-current Regulation S offering that was undertaken by Novo Integrated (the “Exchange”).

On May 9, 2017, the Exchange closed and, as a result, NHL became a wholly owned subsidiary of Novo Integrated.

The Exchange was accounted for as a reverse acquisition under the purchase method of accounting since NHL obtained control of Novo Integrated Sciences, Inc. Accordingly, the Exchange was recorded as a recapitalization of NHL, with NHL being treated as the continuing entity. The historical financial statements presented are the financial statements of NHL. The Share Exchange Agreement was treated as a recapitalization and not as a business combination; therefore, no pro forma information is disclosed. At the closing date of the Exchange, the net assets of the legal acquirer, Novo Integrated Sciences, Inc., were $6,904.

On November 3, 2017, Novomerica Health Group, Inc. (“Novomerica”) was incorporated, under the laws of the state of Nevada, as a wholly owned subsidiary of the Company for the purpose of expanding the Company’s operations into the United States.

On January 7, 2019, 2478659 Ontario Ltd. (“247”) and Kainai Cooperative (“Kainai”) entered into a Joint Venture Agreement (the “Joint Venture Agreement”) for the purpose of developing, managing and arranging for financing of greenhouse and farming projects involving hemp and cannabis cash crops on Kainai related lands, and developing additional infrastructure projects creating jobs and food supply to local communities. On January 8, 2019, we and 247 entered into an Agreement of Transfer and Assignment, pursuant to which 247 agreed to sell, assign and transfer to the Company all rights, contracts, contacts and any and all other assets related in any way to the Joint Venture Agreement. Pursuant to the terms of the Joint Venture Agreement, as assigned to us, the parties will work in a joint venture relationship (“JV”) with the Company providing the finance, development and operation of the project, including sales, and Kainai providing the land and approvals for the development of the projects. Pursuant to the terms of the Joint Venture Agreement, (i) the Company has an 80% controlling interest and Kainai has a 20% interest in the JV; and (ii) the Company has sole discretion to identify the name and entity under which the JV will operate. The legal entity in which the JV will operate has not yet been identified or formed. The JV operations will primarily involve the production – including processing, packaging and sales of natural supplements derived from hemp derived cannabis oils. The joint venture will distribute to the Company and Kainai all net proceeds after debt and principal servicing and repayment allocation, as well as operating capital allotment, on a ratio equal to 80% to the Company and 20% to Kainai. The Joint Venture Agreement has an initial term of 50 years and Kainai may renew the Joint Venture Agreement within five years of the expiry of the initial term upon mutual agreement. On January 30, 2019, pursuant to the terms of the Joint Venture Agreement, the Company issued 1,200,000 restricted common shares to 247 with a value of $21,600,000.

On February 26, 2019, the Company entered into a Software License Agreement (the “Cloud DX License”) with Cloud DX Inc. (“Cloud DX”) pursuant to which Cloud DX agreed to sell, and NHL agreed to purchase, a fully paid up, perpetual license, with 5-year conditional exclusivity, for the Cloud DX Bundled Pulsewave PAD-1A USB Blood Pressure Device, up-to-date product releases and Licensed Software Products (the “Licensed Software”) to include the:

●	Cloud DX Connected Health web portal for clinical users,

●	Cloud DX Connected Health mobile app,

●	Cloud DX Connected Health Windows app, and

●	Cloud DX Connected Health MacOS app.

On July 22, 2019, the Company, through NHL, acquired substantially all the assets of Societe Professionnelle de Physiotherapie M Dignard, doing business as Action Plus Physiotherapy Rockland, to expand our corporate owned clinic footprint in the province of Ontario Canada.

On September 24, 2019, Novomerica, a wholly owned U.S. based subsidiary of the Company, entered into a Master Facility License Agreement with Fitness International, LLC and Fitness & Sports Clubs, LLC (together with Fitness International, LLC, “LA Fitness U.S.”). On February 24, 2020, this Master Facility License Agreement (the “LA Fitness U.S. Agreement”) was amended pursuant to the terms of that certain First Amendment to the LA Fitness U.S. Agreement.

On September 24, 2019, NHL entered into a Master Facility License Agreement with LAF Canada Company (“LA Fitness Canada”). On February 24, 2020, this Master Facility License Agreement (the “LA Fitness Canada Agreement”) was amended pursuant to the terms of that certain First Amendment to the LA Fitness Canada Agreement.

On December 17, 2019, the Company entered into that certain Intellectual Property Asset Purchase Agreement (the “APA”) by and between the Company and 2731861 Ontario Corp. (the “Seller”), pursuant to which the Company agreed to purchase, and Seller agreed to sell, proprietary designs for an innovative cannabis dosing device, in addition to designs, plans, procedures, and all other material pertaining to the application, construction, operation, and marketing of a cannabis business under the regulations of Health Canada. Pursuant to the terms of the APA, the purchase price of the Intellectual Property is 800,000 shares of restricted common stock of the Company.

On December 19, 2019, the Company entered into that certain Joint Venture Agreement (the “HGF JV Agreement”) between the Company and Harvest Gold Farms Inc. (“HGF”) relating to the development, management and arrangement of medicinal farming projects involving hemp and cannabis cash crops (the “Project”). Pursuant to the terms of the HGF JV Agreement, the parties agreed to work in a joint venture relationship, with the Company providing the development and operation of the Project, including sales, and HGF providing the land, farming expertise, biomass and necessary approvals for the development of the Project. Pursuant to the terms of the HGF JV Agreement, a corporation, namely, Novo Earth Therapeutics Inc. was formed where we have a 70% controlling interest.

The initial term of the HGF JV Agreement will, unless sooner terminated by consent of all parties, expire in five years from the effective date of the HGF JV Agreement. The Company and HGF may renew the HGF JV Agreement within two years of the expiration of the initial term upon mutual understanding.

Reverse Stock Split

On February 1, 2021, the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. Unless otherwise noted, the share and per share information in this report have been retroactively adjusted to give effect to the 1-for-10 reverse stock split.

Impact of COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) emerged in Wuhan, Hubei Province, China. On March 17, 2020, as a result of COVID-19 pandemic having been reported throughout both Canada and the United States, certain national, provincial, state and local governmental authorities issued proclamations and/or directives aimed at minimizing the spread of COVID-19. Accordingly, on March 17, 2020, the Company closed all corporate clinics for all in-clinic non-essential services to protect the health and safety of its employees, partners, and patients.

On May 26, 2020, the Ontario Ministry of Health announced updated guidance and directives stating that physiotherapists, chiropractors, and other regulated health professionals, including services and products provided by the Company, can gradually and carefully begin providing all services, including non-essential services, once the clinician and provider are satisfied all necessary precautions and protocols are in place to protect the patients, the clinician and the clinic staff. With all corporate clinics closed due to the COVID-19 pandemic, with the exception of providing certain limited essential and emergency services, the Company had furloughed 48 full-time employees and 35 part-time employees from its pre-closure levels of 81 full-time employees and 53 part-time employees specific to on-site clinic and eldercare operations.

Specific to our clinic-based services and products, operating under COVID-19 related authorized governmental proclamations and directives, between March 17 through June 1, 2020, the Company provided in-clinic multi-disciplinary primary healthcare services and products solely to patients with emergency and essential need while also providing certain virtual based services related to physiotherapy.

Specific to our eldercare based services and products, operating under COVID-19 related authorized governmental proclamations and directives which included certain eldercare related services being deemed essential, NHL was able to quickly expand its existing eldercare related physiotherapy service “virtual-care” platform, which pre-pandemic was primarily focused on providing “virtual-care” services to both smaller and remote eldercare homes to ensure access to service providers, when needed; and continuity of care to eldercare patients without service providers in their area. Given NHL had established “virtual care” procedures and forms, complete with video consent and assessment forms already vetted and approved by the Ontario College of Physiotherapists, NHL was well-positioned to expand the delivery of certain of its eldercare related contracted services, via “virtual-care” technology, ensuring continuity of service for our long-term care and retirement home clients.

On June 2, 2020, the Company commenced opening its corporate clinics and providing non-essential services. As of the year ended August 31, 2021, all corporate clinics are open and operational while following all mandated guidelines and protocols from Health Canada, the Ontario Ministry of Health, and the respective disciplines’ regulatory Colleges to ensure a safe treatment environment for our staff and clients.

Canadian federal and provincial COVID-19 governmental proclamations and directives, including interprovincial travel restrictions, have presented unprecedented challenges to launching our Harvest Gold Farms and Kainai Cooperative joint ventures during the fiscal year ended August 31, 2021. Accordingly, the Company has decided to delay commencing the projects until the 2022 grow season. These joint ventures relate to the development, management, and arrangement of medicinal farming projects involving industrial hemp for medicinal Cannabidiol (CBD) applications.

As of August 31, 2021, the Company has 73 full-time employees and 56 part-time employees specific to on-site clinic and eldercare operations.

Specific to PRO-DIP, LLC (“PRO-DIP”) and Acenzia, Inc. (“Acenzia”), both companies are open and fully operational while following all local, state, provincial, and national guidelines and protocols related to minimizing the spread of the COVID-19 pandemic.

While all of the Company’s business units are operational at the time of this filing, any future impact of the COVID-19 pandemic on the Company’s operations remains unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that governments, or the Company, may direct, which may result in an extended period of continued business disruption, reduced patient traffic and reduced operations.

Basis of Presentation

The accompanying consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s Canadian subsidiaries’ functional currency is the Canadian Dollar (“CAD”); however, the accompanying consolidated financial statements were translated and presented in United States Dollars (“$” or “USD”).

Foreign Currency Translation

The accounts of the Company’s Canadian subsidiaries are maintained in CAD. The accounts of these subsidiaries are translated into USD in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Transaction, with the CAD as the functional currency. According to Topic 830, all assets and liabilities are translated at the exchange rate on the balance sheet date, stockholders’ equity is translated at historical rates and statement of operations items are translated at the weighted average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with ASC Topic 220, Comprehensive Income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the consolidated statement of operations and comprehensive loss. The following table details the exchange rates used for the respective periods:

	August 31,	August 31,
	2021	2020

Period end: CAD to USD exchange rate	$0.7917	$0.7674
Average period: CAD to USD exchange rate	$0.7885	$0.7435